Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0001903145
Registrant Name	GORILLA TECHNOLOGY GROUP INC.
Registration File Number	333-274053
Form Type	F-3
Submission Type	F-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A